Right-of-use Assets, Net	12 Months Ended
Dec. 31, 2023
Right-of-use Assets, Net
Right-of-use Assets, Net
12.	Right-of-use Assets, Net

Changes in the carrying amounts of right-of-use assets, net for the years ended December 31, 2023 and 2022, are as follows:

			Satellite		Technical		Computer
	Buildings		Transponders		Equipment		Equipment		Others		Total
Cost:
January 1, 2022	Ps.	6,289,224	Ps.	4,275,619	Ps.	1,999,573	Ps.	437,361	Ps.	321,460	Ps.	13,323,237
Additions		797,811		—		99,209		56,332		71,759		1,025,111
Retirements		(1,147,014)		—		—		(375,045)		137,786		(1,384,273)
Effect of translation		(561)		—		—		—		—		(561)
December 31, 2022		5,939,460		4,275,619		2,098,782		118,648		531,005		12,963,514
Additions		516,674		—		131,422		24,004		35,538		707,638
Retirements		(187,862)		—		(28)		(449)		(26,598)		(214,937)
Effect of translation		(2,545)		—		—		—		—		(2,545)
December 31, 2023	Ps.	6,265,727	Ps.	4,275,619	Ps.	2,230,176	Ps.	142,203	Ps.	539,945	Ps.	13,453,670

Accumulated depreciation:
January 1, 2022	Ps.	(1,715,838)	Ps.	(2,636,632)	Ps.	(1,120,776)	Ps.	(83,342)	Ps.	(162,082)	Ps.	(5,718,670)
Depreciation of the year		(610,652)		(285,041)		(135,527)		(35,986)		(89,808)		(1,157,014)
Retirements		513,267		—		335		82,289		(13,787)		582,104
Effect of translation		364		—		—		—		—		364
December 31, 2022		(1,812,859)		(2,921,673)		(1,255,968)		(37,039)		(265,677)		(6,293,216)
Depreciation of the year		(635,535)		(285,041)		(145,592)		(45,663)		(92,258)		(1,204,089)
Retirements		94,191		—		28		27		33,939		128,185
Effect of translation		1,311		—		—		—		—		1,311
December 31, 2023	Ps.	(2,352,892)	Ps.	(3,206,714)	Ps.	(1,401,532)	Ps.	(82,675)	Ps.	(323,996)	Ps.	(7,367,809)

Carrying amount:
January 1, 2022	Ps.	4,573,386	Ps.	1,638,987	Ps.	878,797	Ps.	354,019	Ps.	159,378	Ps.	7,604,567
December 31, 2022	Ps.	4,126,601	Ps.	1,353,946	Ps.	842,814	Ps.	81,609	Ps.	265,328	Ps.	6,670,298
December 31, 2023	Ps.	3,912,835	Ps.	1,068,905	Ps.	828,644	Ps.	59,528	Ps.	215,949	Ps.	6,085,861

Depreciation charges are presented in Note 21. Depreciation charged to income for the years ended December 31, 2023 and 2022, was Ps.1,204,089 and Ps.1,157,014, respectively, which included Ps.16,978, corresponding to the depreciation of discontinued operations, for the year ended December 31, 2022.